INCOME TAXES - Disclosure of detailed information about effective income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	$ 2,993	$ 2,702
Deferred income tax expense (recovery)	(5,206)	1,360
Total income tax expense (recovery)	(2,213)	4,062
Current year [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	1,053	2,901
Deferred income tax expense (recovery)	5,498	3,353
Special mining duty [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	1,989	0
Deferred income tax expense (recovery)	1,646	(1,425)
Adjustments recognized in the current year in relation to prior years [Member]
Disclosure Of Income Tax [Line Items]
Current income tax expense (recovery)	(49)	(199)
Deferred income tax expense (recovery)	$ (12,350)	$ (568)